Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES
A summary of the significant accounting policies consistently applied in the preparation of the accompanying consolidated financial statements are as follows:
Principles of Consolidation — The accompanying consolidated financial statements include the accounts of Holding and its wholly owned subsidiary, Services. All intercompany accounts and transactions have been eliminated in consolidation.
Basis of Presentation — The accompanying consolidated financial statements and related notes have been prepared pursuant to the rules and regulations of the Securities Exchange Commission (SEC) and in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates — Management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and revenues and expenses during the reporting period. Such estimates include, but are not limited to, allowance for doubtful accounts, depreciation of property and equipment, estimates of fair value of property and equipment, estimates related to fair value of reporting units for purposes of assessing goodwill, estimates related to deferred tax assets and liabilities, including any related valuation allowances, and estimates of fair value of stock‑based compensation. Actual results could differ from those estimates.
Revenue Recognition — The Company’s services are sold based upon contracts or other agreements with the customer that include fixed or determinable prices and do not include other post‑delivery obligations. Revenue for services is recognized as the services are rendered and when collectability is reasonably assured. Rates for services are typically determined per the contract or agreement with customers.
Pressure Pumping — Pressure pumping consists of downhole pumping services including hydraulic fracturing, acidizing and cementing. The Company recognizes revenues when services are performed, collection of the receivables is probable, and a price is fixed or determinable. The Company prices services for its pressure pumping by the job, project or day depending on the type of service performed and request from the customer.
Drilling Services — Drilling services consists of surface air drilling and Permian drilling, whereby we drill a well for a customer to a certain depth using a drilling rig and related equipment. The Company recognizes revenues either on a “turnkey” contract basis, in which a fixed and set price for the job is determinable, on a “daywork” contract basis, in which a stated rate per day is fixed and determinable, or on a “footage” contract basis, in which a rate per feet drilled is fixed and determinable.
Other Completion & Production Services — Other completion & production services consists of coil tubing and flowback services whereby the Company recognizes revenues when services are performed either on a per job or per day or hourly rate, collections of receivables are probable, and a price is fixed or determinable.
Cash and Cash Equivalents — The Company considers highly liquid investments with initial maturities of three months or less to be cash equivalents.
Accounts Receivable — Accounts receivables are stated at the amount billed and billable to customers. The Company’s allowance for doubtful accounts is based on management’s evaluations of the collectability of each accounts receivable based on the customer’s payment history and general economic conditions. At December 31, 2016 and 2015, the allowance for doubtful accounts was $0.6 million and $0.8 million, respectively.
Inventories — Inventories, which consists only of raw materials, are stated at lower of average cost or market.
Property and Equipment — The Company’s property and equipment are recorded at cost, less accumulated depreciation.
Upon sale or retirement of property and equipment, the cost and related accumulated depreciation are removed from the balance sheet and the net amount, less proceeds from disposal, is recognized as a gain or loss in the statement of operations.
The Company recorded a loss on disposal of assets of $22.5 million and $21.3 million for the years ended December 31, 2016 and 2015, respectively. The recorded loss on disposal is primarily attributed to the increased service intensity of pressure pumping activity which has resulted in a shorter useful life and faster replacement of certain components of the pressure pumping equipment.
Depreciation — Depreciation of property and equipment is provided on the straight‑line method over the following estimated useful lives:

Vehicles	1 ‑ 5 years
Equipment	2 ‑ 20 years
Leasehold improvements	5 ‑ 20 years

Impairment of Long‑Lived Assets — In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 360, Accounting for the Impairment or Disposal of Long‑Lived Assets, the Company reviews its long‑lived assets to be held and used whenever events or circumstances indicate that the carrying value of those assets may not be recoverable.
An impairment loss is indicated if the sum of the expected future undiscounted cash flows attributable to the asset group is less than the carrying amount of such asset group. In this circumstance, the Company recognizes an impairment loss for the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. The impairment recorded in 2015 was $36.6 million for property and equipment relating to the Permian drilling and acidizing asset groups. The impairment recorded in 2016 was $6.3 million for property and equipment relating to the Permian drilling asset group.
The Company accounts for long‑lived assets to be disposed of at the lower of their carrying amount or fair value, less cost to sell once management has committed to a plan to dispose of the assets.
Goodwill — Goodwill is the excess of the consideration transferred over the fair value of the tangible and identifiable intangible assets and liabilities recognized. Goodwill is not amortized. We perform an annual impairment test of goodwill as of December 31, or more frequently if circumstances indicate that impairment may exist. The determination of impairment is made by comparing the carrying amount of a reporting unit with its fair value, which is generally calculated using a combination of market and income approaches. If the fair value of the reporting unit exceeds the carrying value, no further testing is performed. If the fair value of the reporting unit is less than the carrying value, the implied fair value of reporting unit goodwill is calculated. The Company then compares the carrying value of goodwill to its implied fair value. In estimating the implied fair value of goodwill at the reporting unit, the Company assigns the fair value of the reporting unit to all of the assets and liabilities associated with the reporting unit as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference.
In 2014, we acquired Blackrock Drilling, Inc. (“Blackrock”) for $1.8 million. The assets acquired from Blackrock were recorded as $0.6 million of equipment with the excess of the purchase price over the fair value of the assets recorded as goodwill of $1.2 million. The acquisition complemented our existing drilling operations. The transaction has been accounted for using the acquisition method of accounting and, accordingly, assets and liabilities assumed were recorded at their fair values as of the acquisition date. Based on our goodwill impairment test as of December 31, 2016, the Company concluded that there was an impairment of goodwill of $1.2 million related to the Blackrock acquisition. No impairment was recorded during the year ended December 31, 2015. Prior to the impairment write‑down in the current year, the goodwill related to the Blackrock acquisition of $1.2 million was recorded in the all other reportable segment.
In 2011, we acquired Technology Stimulation Services, LLC (“TSS”) for $24.4 million. The assets acquired from TSS were recorded as $15 million of equipment with the excess of the purchase price over fair value of the assets recorded as goodwill of $9.4 million. The acquisition complemented our existing pressure pumping business. The transaction has been accounted for using the acquisition method of accounting and, accordingly, assets and liabilities assumed were recorded at their fair values as of the acquisition date. Based on our goodwill impairment tests as of December 31, 2016 and 2015, we concluded that the goodwill related to TSS acquisition was determined not to be impaired. The goodwill related to the TSS acquisition of $9.4 million is recorded in the pressure pumping reportable segment.
Intangible Assets — Intangible assets with finite useful lives are amortized on a basis that reflects the pattern in which the economic benefits of the intangible assets are realized, which is generally on a straight‑line basis over the asset’s estimated useful life.
Income Taxes — Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of differences between the consolidated financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
We recognize deferred tax assets to the extent that we believe these assets are more likely than not to be realized. In making such a determination, we consider all positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, and the results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
Advertising Expense — All advertising costs are expensed as incurred. For the years ended December 31, 2016 and 2015, advertising expense was $0.4 million and $0.9 million, respectively.
Deferred Loan Costs — The Company capitalized certain costs in connection with obtaining its borrowings, including lender, legal, and accounting fees. These costs are being amortized over the term of the related loan using the straight‑line method (which approximates the interest method). Deferred loan costs amortization is included in interest expense. Unamortized deferred loan costs associated with loans paid off or refinanced with different lenders are charged off in the period in which such an event occurs. Deferred loan costs are classified as a reduction of long‑term debt in the consolidated balance sheet. Amortization of deferred loan costs is recorded as interest expense in the statement of operations, and at December 31, 2016 and 2015, the amount of expense recorded was $2.1 million and $1.4 million, respectively.
Stock Based Compensation — The Company recognizes the cost of stock‑based awards on a straight‑line basis over the requisite service period of the award, which is usually the vesting period under the fair value method. Total compensation cost is measured on the grant date using fair value estimates.
Insurance Financing — The Company annually renews their commercial insurance policies and records a prepaid insurance asset and amortizes it monthly over the coverage period. The Company may choose to finance a portion of the premiums and will make repayments monthly over ten months in equal installments.
Going Concern — The Company annually evaluates its ability to continue as a going concern as required by Accounting Standards Update (ASU) No. 2014‑15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern and if necessary, provides disclosures if there is any substantial doubt about its ability to continue as a going concern.
Concentration of Credit Risk — The Company’s assets that are potentially subject to concentrations of credit risk are cash and cash equivalents and trade accounts receivable. Cash balances are maintained in financial institutions, which at times exceed federally insured limits. The Company monitors the financial condition of the financial institutions in which accounts are maintained and has not experienced any losses in such accounts. The receivables of the Company are spread over a number of customers, a majority of which are operators and suppliers to the oil and natural gas industries. The Company performs ongoing credit evaluations as to the financial condition of its customers with respect to trade receivables.
Recently Issued Accounting Standards — In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014‑09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014‑09 requires entities to recognize revenue to depict transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU No. 2014‑09 requires entities to disclose both qualitative and quantitative information that enables users of consolidated financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including disclosure of significant judgments affecting the recognition of revenue. ASU No. 2014‑09 was originally effective for annual periods beginning after December 15, 2016, using either the retrospective or cumulative effect transition method. On August 12, 2015, the FASB issued ASU No. 2015‑14, which defers the effective date of the revenue standard, ASU No. 2014‑09, by one year for all entities and permits early adoption on a limited basis. The Company believes that the adoption of this guidance will not materially affect the Company’s revenue recognition. However, the Company will continue to evaluate and quantify the effect of the adoption of this guidance on its consolidated financial statements.
On July 22, 2015, the FASB issued ASU No. 2015‑11, Simplifying the Measurement of Inventory, which requires entities to measure most inventory “at the lower of cost and net realizable value,” thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. ASU No. 2015‑11 does not apply to inventories that are measured by using either the last‑in, first‑out method or the retail inventory method. The amendments in ASU No. 2015‑11 are effective for fiscal years beginning after December 15, 2016. The Company is currently evaluating the effect of the adoption of this guidance on the consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016‑02, Leases, a new standard on accounting for leases. The ASU introduces a lessee model that brings most leases on the balance sheet. The new standard also aligns many of the underlying principles of the new lessor model with those in the current accounting guidance as well as the FASB’s new revenue recognition standard. However, the ASU eliminates the use of bright‑line tests in determining lease classification as required in the current guidance. The ASU also requires additional qualitative disclosures along with specific quantitative disclosures to better enable users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The pronouncement is effective for annual reporting periods beginning after December 15, 2018, including periods within that reporting period, using a modified retrospective approach. Early adoption is permitted. The Company has not completed an evaluation of the impact the pronouncement will have on our consolidated financial statements and related disclosures.